Inventories - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Abstract]
Cost of inventories recognised as expense	$ 516.2	$ 411.7	$ 232.6
Provision for inventory write down	$ 22.7	$ 21.9